S000024144 [Member] Investment Strategy - ACTIVE M EMERGING MARKETS EQUITY FUND	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
In seeking long-term capital appreciation, the Fund will invest, under normal circumstances, at least 80% of its net assets in equity securities of issuers domiciled in emerging and frontier markets. Emerging and frontier markets are defined as those markets included in the MSCI Emerging Markets Index and MSCI FM (Frontier Markets) Index. The Fund’s sub‑advisers may also consider emerging and frontier markets as classified by the World Bank, International Finance Corporation or the United Nations and other similar agencies. The Fund may invest in companies of any size located in a number of countries throughout the world. The principal types of equity securities in which the Fund invests include common stock, American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”). The Fund’s common stock investments also include China A‑shares (shares of companies based in mainland China that trade on the Shanghai Stock Exchange and the Shenzhen Stock Exchange).
The Fund utilizes a “multi-manager” approach whereby the Fund’s assets are allocated to one or more sub‑advisers, in percentages determined at the discretion of NTI. Each sub‑adviser acts independently from the others and utilizes its own distinct investment style in selecting securities. However, each sub‑adviser must operate within the constraints of the Fund’s investment objective, strategies and restrictions.
When determining the allocations and reallocations to sub‑advisers, NTI will consider a variety of factors, including but not limited to the sub‑adviser’s style, historical performance, and the characteristics of each sub‑adviser’s allocated assets (including capitalization, growth and profitability measures, valuation metrics, economic sector exposures, and earnings and volatility statistics). NTI seeks, through its selection of sub‑advisers and its allocation determinations, to reduce portfolio volatility and provide an attractive combination of risk and return for the Fund.
From time to time the Fund may have a focused investment (i.e., investment exposure comprising more than 15% of its total assets) in one or more particular sectors and/or countries. As of March 31, 2026, the Fund had focused investments in the financials and information technology sectors, and in China, South Korea, and Taiwan.
The sub‑advisers may engage in active trading, and will not consider portfolio turnover a limiting factor in making decisions for the Fund.
Morgan Stanley Capital International, Inc. (“MSCI”) does not endorse any of the securities in the MSCI Emerging Markets Index or MSCI FM (Frontier Markets) Index. It is not a sponsor of the Active M Emerging Markets Equity Fund and is not affiliated with the Fund in any way.